Earnings Per Share	6 Months Ended
Jul. 31, 2023
Earnings Per Share
Earnings Per Share

Note 16 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Net income for purposes of calculating basic and diluted earnings per share	28,116	22,902	57,469	46,017

Weighted average shares outstanding	85,083	84,783	85,017	84,774
Dilutive effect of employee stock options	483	401	515	433
Dilutive effect of restricted and performance share units	1,217	1,154	1,232	1,137
Weighted average common and common equivalent shares outstanding	86,783	86,338	86,764	86,344
Earnings per share
Basic	0.33	0.27	0.68	0.54
Diluted	0.32	0.27	0.66	0.53

For the three month periods ended July 31, 2023 and July 31, 2022, 273,837 and 501,494 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the three month periods ended July 31, 2023 and July 31, 2022, the application of the treasury stock method excluded 9,828 and 135,776 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

For the six month periods ended July 31, 2023 and July 31, 2022, 273,837 and 6,960 options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.

For the six month periods ended July 31, 2023 and July 31, 2022, the application of the treasury stock method excluded 9,828 and 630,310 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the three month periods ended July 31, 2023 and July 31, 2022, the application of the treasury stock method excluded PSUs and RSUs of 95,134 and 97,991, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.

For the six month periods ended July 31, 2023 and July 31, 2022, the application of the treasury stock method excluded PSUs and RSUs of 95,134 and nil, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.